Average Annual Total Returns - BlackRock Advantage Large Cap Value V.I. Fund	May 01, 2021
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Class I
Average Annual Return:
1 Year	3.66%
5 Years	9.62%
10 Years	10.14%
Class II
Average Annual Return:
1 Year	3.53%
5 Years	9.43%
10 Years	9.95%
Class III
Average Annual Return:
1 Year	3.42%
5 Years	9.30%
10 Years	9.79%